Long-Term Debt (Tables)	12 Months Ended
May 25, 2014
Long-term Debt, Unclassified [Abstract]
Components Of Long-Term Debt
The components of long-term debt are as follows:

(in millions)	May 25, 2014	May 26, 2013
7.125% debentures due February 2016	100.0	100.0
Variable-rate term loan (1.65% at May 25, 2014) due August 2017	300.0	300.0
6.200% senior notes due October 2017	500.0	500.0
3.790% senior notes due August 2019	80.0	80.0
4.500% senior notes due October 2021	400.0	400.0
3.350% senior notes due November 2022	450.0	450.0
4.520% senior notes due August 2024	220.0	220.0
6.000% senior notes due August 2035	150.0	150.0
6.800% senior notes due October 2037	300.0	300.0
Total long-term debt	$2,500.0	$2,500.0
Fair value hedge	1.6	1.9
Less issuance discount	(5.2)	(5.7)
Total long-term debt less issuance discount	$2,496.4	$2,496.2
Less current portion	(15.0)	—
Long-term debt, excluding current portion	$2,481.4	$2,496.2

Aggregate Maturities Of Long-Term Debt
The aggregate contractual maturities of long-term debt for each of the five fiscal years subsequent to May 25, 2014, and thereafter are as follows:

(in millions)
Fiscal Year	Amount
2015	$15.0
2016	115.0
2017	15.0
2018	755.0
2019	—
Thereafter	1,600.0
Long-term debt	$2,500.0